Loss on sale of assets	12 Months Ended
Dec. 31, 2017
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Loss on sale of assets
Loss on sale of assets:

	2017	2016
Loss on sale of assets to Upstart Power	$(508)	$—
Loss on sale of assets to CHEM	(866)	(632)
Gain on miscellaneous disposals	9	9
	$(1,365)	$(623)

	2017	2016
Proceeds received on sale of assets to CHEM	$972	$3,000
Proceeds from miscellaneous disposals	9	9
	$981	$3,009

During the year ended December 31, 2017, the Corporation performed a strategic review of its subsidiary, Protonex, specifically its Solid Oxide Fuel Cells ("SOFC") business. It was determined that these assets were not core to Ballard's proton exchange membrane (PEM) fuel cell business, and the Corporation decided to divest these non-core assets. As a result, certain SOFC assets were transferred to a private start-up company, Upstart Power Inc. ("Upstart"), effective December 31, 2017 for nominal consideration, resulting in a loss on sale of assets of $508,000 .
During the year ended December 31, 2016 , the Corporation completed the sale of certain of its methanol Telecom Backup Power business assets to CHEM, a Taiwanese power equipment company, for a purchase price of up to $6,100,000 of which $3,000,000 was received on closing. The remaining potential purchase price of up to $3,100,000 consisted of an earn-out arising from sales of methanol Telecom Backup Power systems by CHEM during the 18-month earn-out period to November 2017 derived from the sales pipeline transferred to CHEM on closing. During the year ended December 31, 2016, the Corporation recorded a loss on sale of these assets of $632,000 based on the estimated fair value of the earn-out payments of approximately $1,838,000. On the closing of this transaction, CHEM received assets related to the methanol Telecom Backup Power line of the business including intellectual property rights and physical assets such as inventory and related product brands.
Of the original potential proceeds receivable of $1,838,000, $972,000 was collected in cash by the Corporation from CHEM in 2017. During the year ended December 31, 2017, the Corporation recorded an additional loss on sale of assets of $866,000 as the remaining potential purchase price was written down to its revised estimated fair value of $nil. The final loss on sale arising from the CHEM transaction totaled $1,498,000.

26.	Loss on sale of assets (cont'd):

Cash proceeds received in 2016	$3,000
Proceeds receivable (fair value of earn-out payments)	1,838
Total proceeds	4,838
Less: Disposition costs	(88)
Net proceeds	4,750
Less: Net book value of disposed assets	(5,382)
Loss on sale of assets in 2016	$(632)

Cash proceeds received in 2017	$972
Less: Fair value of earn-out payments receivable	(1,838)
Loss on sale of assets in 2017	$(866)